FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
Assets Measured at Fair Value on Recurring and Non-recurring Basis

Assets measured at fair value on a recurring basis and non-recurring basis are summarized below:

	Fair Value Measurement at December 31, 2013 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2013
	RMB	RMB	RMB	RMB	US$

Fair value disclosure
Short term investments
- Fixed rate time deposits	250,486,050	—	—	250,486,050	41,377,347
- Investment contracts	2,549,200,000	—	—	2,549,200,000	421,097,842
Held-to-maturity
- Fixed rate time deposit	10,000,000	—	—	10,000,000	1,651,882

Fair value measurement

Recurring

Available-for-sale security	—	—	74,772,662	74,772,662	12,351,564

Non-recurring
Intangible asset impairment (Note 7)			20,100,000	20,100,000	3,320,283
Long-term investment in Glorious Mission Network (Note 1)	—	—	5,934,190	5,934,190	980,258

	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	RMB	RMB	RMB	RMB

Fair value disclosure
Cash equivalents
- Fixed rate time deposits	700,000,000	—	—	700,000,000
Short term investments
- Fixed rate time deposits	139,314,900	—	—	139,314,900
- Investment contracts	600,000,000	—	—	600,000,000
Held-to-maturity
- Fixed rate time deposit	100,000,000	—	—	100,000,000
- CR Trust			118,000,000- 134,000,000	118,000,000- 134,000,000

Fair value measurement

Recurring

Available-for-sale security	—	—	78,740,916	78,740,916

Non-recurring
Impairment loss on the available-for-sale security	—	—	240,725,709	240,725,709

Valuation of Available-for-Sale Investments

The following table summarizes the valuation of the available-for-sale securities:

Amount
RMB
Fair value of available-for-sale securities as of January 1, 2012	386,851,118
Reversal of unrealized holding gains	(39,364,932)
Transfer to long-term investment at cost	(34,149,500)
Impairment of the Preferred Shares (Note 10)	(240,725,709)
Effect of exchange rate change	6,129,939

Fair value of available-for-sale security as of December 31, 2012	78,740,916

Unrealized loss on the Preferred Shares (Note 10)	(1,614,739)
Effect of exchange rate change	(2,353,515)

Fair value of available-for-sale security as of December 31, 2013	74,772,662

Fair value of available-for-sale security as of December 31, 2013 (US$)	12,351,564

Five One Network Development Co Ltd
Fair Value of Preferred Shares Estimated Assumptions

The fair value of the Preferred Shares under the EVA model for 2012 and 2013 was estimated using the following assumptions:

	December 31,	December 31,
	2012 (EVA model)	2013 (EVA model)
Risk-free interest rates	0.14%	0.12%
Expected volatility	42.78%	42.24%
Probabilities of different scenarios:
- IPO	0%	0%
- Liquidation	100%	100%
- Redemption	0%	0%